Cover	Apr. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2025
Entity File Number	001-41646
Entity Registrant Name	Four Leaf Acquisition Corporation
Entity Central Index Key	0001936255
Entity Tax Identification Number	88-1178935
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4546 El Camino Real B10 #715
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	650
Local Phone Number	720-5626
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	FORLU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FORL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FORLW
Security Exchange Name	NASDAQ